Consolidated Statements of Operations and Comprehensive Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sales and service revenues
Product sales	$ 5,801	$ 5,755	$ 5,676
Service revenues	1,019	953	899
Total sales and service revenues	6,820	6,708	6,575
Cost of sales and service revenues
Cost of product sales	4,695	4,827	4,794
Cost of service revenues	888	802	777
Income (loss) from operating investments, net	14	18	20
General and administrative expenses	739	739	634
Goodwill impairment			290
Operating income (loss)	512	358	100
Other income (expense)
Interest expense	(118)	(117)	(104)
Earnings (loss) before income taxes	394	241	(4)
Federal income taxes	133	95	96
Net earnings (loss)	261	146	(100)
Basic earnings (loss) per share	$ 5.25	$ 2.96	$ (2.05)
Weighted-average common shares outstanding (in shares)	49.7	49.4	48.8
Diluted earnings (loss) per share	$ 5.18	$ 2.91	$ (2.05)
Weighted-average diluted shares outstanding (in shares)	50.4	50.1	48.8
Other comprehensive income (loss)
Change in unamortized benefit plan costs	1,159	(605)	(538)
Other	4
Tax benefit (expense) for items of other comprehensive income	(458)	241	208
Other comprehensive income (loss), net of tax	705	(364)	(330)
Comprehensive income (loss)	$ 966	$ (218)	$ (430)